Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares	Additional Paid-in Capital	Retained Earnings (Deficit)	Statutory Reserves	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2017	$ 10,809	$ 15,059,181	$ 5,228,733	$ 705,698	$ (13,133)	$ 20,991,288
Balance (in Shares) at Dec. 31, 2017	10,809,000
Net income			7,211,429			7,211,429
Statutory reserves			(1,060,013)	1,060,013
Foreign currency translation adjustment					(1,159,084)	(1,159,084)
Balance at Dec. 31, 2018	$ 10,809	15,059,181	11,380,149	1,765,711	(1,172,217)	27,043,633
Balance (in Shares) at Dec. 31, 2018	10,809,000
Net income			4,311,547			4,311,547
Statutory reserves			(501,508)	501,508
Capital increase from retained earnings		11,244,167	(11,244,167)
Foreign currency translation adjustment					(378,069)	(378,069)
Balance at Dec. 31, 2019	$ 10,809	26,303,348	3,946,021	2,267,219	(1,550,286)	30,977,111
Balance (in Shares) at Dec. 31, 2019	10,809,000
Net income			5,562,761			5,562,761
Statutory reserves			(674,496)	674,496
Foreign currency translation adjustment					2,311,620	2,311,620
Balance at Dec. 31, 2020	$ 10,809	$ 26,303,348	$ 8,834,286	$ 2,941,715	$ 761,334	$ 38,851,492
Balance (in Shares) at Dec. 31, 2020	10,809,000